Segment Information - Schedule of Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Segment Reporting Information [Line Items]
Total Revenue		$ 91,332	$ 79,013	$ 179,457	$ 158,985	$ 327,274	$ 315,362
Cost of revenue		77,609	72,755	154,434	146,989	290,212	264,176
Selling, general and administrative		20,298	21,490	41,288	46,673	91,337	75,430
Depreciation and amortization		5,770	6,682	12,021	13,173	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		15	(72)	(1,190)	1,417	2,795	(13,905)
Net loss	$ 1,287	(16,129)	(27,854)	(39,176)	(60,844)	(101,495)	(54,738)	$ (56,025)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue		91,332	79,013	179,457	158,985	327,274	315,362
Cost of revenue		77,609	72,755	154,434	146,989	290,212	264,176
Selling, general and administrative		20,298	21,490	41,288	46,673	91,337	75,430
Depreciation and amortization		5,770	6,682	12,021	13,173	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		15	(72)	(1,190)	1,417	2,795	(13,905)
Other		3,769	6,012	12,080	11,577	18,675	17,417
Net loss		$ (16,129)	$ (27,854)	$ (39,176)	$ (60,844)	$ (101,454)	$ (54,738)